Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP Schedule Of Asset Held For Investment Table [Text Block]

NUTRIEN COLLECTIVELY BARGAINED

401(k) RETIREMENT PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

As of December 31, 2025

Employer Identification Number: 56-2111626

Plan Number: 007

(US dollars)

				(e) Current
(a)	(b) Identity of Issuer	(c) Description of Investments	(d) Cost**	Value
	Shares of registered investment companies:

	State Street Global Advisors	State Street Global Equity Index Non-Lending Series Fund Class C		536,760
	State Street Global Advisors	State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II		915,263
	State Street Global Advisors	State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II		1,486,512
	State Street Global Advisors	State Street S&P 500 Index Securities Lending Series Fund Class II		6,144,539
	State Street Global Advisors	State Street U.S. Bond Index Securities Lending Series Fund Class XIV		166,233
	State Street Global Advisors	State Street Target Retirement 2025 Securities Lending Series Fund Class IV		5,305,958
	State Street Global Advisors	State Street Target Retirement 2030 Securities Lending Series Fund Class IV		4,419,378
	State Street Global Advisors	State Street Target Retirement 2035 Securities Lending Series Fund Class IV		5,133,515
	State Street Global Advisors	State Street Target Retirement 2040 Securities Lending Series Fund Class IV		5,569,927
	State Street Global Advisors	State Street Target Retirement 2045 Securities Lending Series Fund Class IV		6,694,083
	State Street Global Advisors	State Street Target Retirement 2050 Securities Lending Series Fund Class IV		5,460,255
	State Street Global Advisors	State Street Target Retirement 2055 Securities Lending Series Fund Class IV		2,672,578
	State Street Global Advisors	State Street Target Retirement 2060 Securities Lending Series Fund Class IV		2,247,102
	State Street Global Advisors	State Street Target Retirement 2065 Securities Lending Series Fund Class IV		2,076,704
	State Street Global Advisors	State Street Target Retirement 2070 Securities Lending Series Fund Class IV		46,501
	State Street Global Advisors	State Street Target Retirement Securities Lending Fund Class IV		6,661,277
	Global Trust Company	AQR U.S. Enhanced Equity Collective Investment Fund Class W		1,974,171
	Global Trust Company	Mawer International Equity Collective Investment Fund Class W		160,691
	Goldman Sachs	Goldman Sachs Stable Value Collective Trust Institutional Series Class 1		3,171,655
	PGIM Inc.	Prudential Core Plus Bond Fund Class 6		702,264
	DFA Investment Dimensions Group Inc.	DFA US Targeted Value Fund		287,626
	T. Rowe Price Trust Company	T. Rowe Price Stable Return Fund Class R		173,784
*	Fidelity Management Trust Company	Fidelity Government Money Market Fund		506,730
*	Nutrien Ltd. common stock	Common stock, 46,481 shares		2,868,792
*	Nutrien Stock Purchase Account	Money market	4,404	4,404
	Investments subtotal			65,386,702
*	Various participants	Notes receivable from participants, bearing interest at rates ranging from 4.25 percent to 9.50 percent, secured by the related participant’s vested account balance, maturing through 2043.		1,269,679
	Total assets held at end of year			66,656,381
* Identified party-in-interest.
** Cost information is not required for participant-directed investments and, therefore, is not included.